SHARE-BASED COMPENSATION RESERVE - Summary of Number of Warrants and Share Options (Details) - shares	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Classes Of Share Capital [Line Items]
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	7,977,240	6,121,689
2020 Stock Incentive Plan
Disclosure Of Classes Of Share Capital [Line Items]
Share options (in shares)	1,317,536	1,137,079
RSUs (in shares)	2,602,934	927,840
Total grants outstanding under 2020 Stock Incentive Plan (in shares)	3,920,470	2,064,919
Plan and Founders Award
Disclosure Of Classes Of Share Capital [Line Items]
Share options (in shares)	5,374,306	5,193,849	5,211,671	5,222,688
RSUs (in shares)	4,056,770	4,056,770